Income Taxes (Tables)	12 Months Ended
Mar. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Income Tax Rate Reconciliation

	2015	2014

Tax benefit at U.S. statutory rate	$337,000	$370,000
Amortization of discount on convertible notes payable	(136,000)	(160,000)
Changes in valuation allowance	(201,000)	(210,000)
	$—	$—